1.  Name and address of issuer

	Active Assets Money Trust

2.  The name of each series or class of
securities for which this Form is filed
	x

3a.  Investment Company Act File Number:

	811-03159

3b.  Securities Act File Number:

	2-71560

4a. Last day of fiscal year for which this Form is filed:

	June 30, 2012

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities
sold during the fiscal year pursuant to section
24(f):	37,376,209,432

	(ii)  Aggregate price of securities redeemed
or repurchased during the fiscal year:	37,301,687,858

	(iii)  Aggregate price of securities redeemed
or repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously
used to reduce registration fees payable to the Commission:
19,777,094,229

	(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:	(57,078,782,087)

	(v)  Net sales -- if item 5(i) is greater than
item 5(iv) [subtract item 5(iv) from item 5(i)]:	0.00

	(vi)  Redemption credits available for use in
future years - if item 5(i) is less than item 5(iv)
[subtract item 5(iv) from item 5(i)]:	(19,702,572,655)

	(vii)  Multiplier for determining registration
fee (See Instruction C.9):	   .0001146

	(viii)  Registration fee due [multiply item 5(v)
by item 5(vii)] (enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i) was determined by
deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2
as in effect before October 11, 1997, then report the
amount of securities (number of shares or shares or other
units) deducted here:	.  If there is a number of shares
or other units that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year for which
this form is filed that are available for use by the issuer
in future fiscal years, then state that number here:	.

	If the response to Item 5(i) was determined by
deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2 as
in effect before October 11, 1997, then report the amount
of securities (number of shares or shares or other units)
deducted here:	.  If there is a number of shares or other
units that were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this form is
filed that are available for use by the issuer in future
fiscal years, then state that number here:	.

	0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

	0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the following
persons on behalf of the issuer and in the capacities
and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "September 28, 2012"
*Please print the name and title of the signing officer below the